Capital stock	12 Months Ended
Apr. 30, 2012
Capital stock
18.	Capital stock:

As at April 30, 2012, the authorized capital stock of the Company is 1,228,377,770 with a par value of 1 Euro.

	Number of capital stock and CPECs issued
	Capital stock	CPECs

April 30, 2009	12,500	1,205,624,393
Conversion of series A CPECs	1,184,667,289	(1,184,667,289)
Conversion of series B CPECs	15,375,200	(15,375,200)
Conversion of series C CPECs	5,581,904	(5,581,904)
Redemption of capital stock	(20,957,104)	—

April 30, 2010	1,184,679,789	—
Capital stock	113,978	—

April 30, 2011	1,184,793,767	—
Capital stock	43,584,003	—

April 30, 2012	1,228,377,770	—

Each series of the CPECs had a par value of 1 euro, was convertible into one share of capital stock of the Company with mandatory redemption or conversion to capital stock at the option of the Company, 51 years from the date of issuance if not previously redeemed in whole, repurchased or converted. In the event of liquidation, the CPECs must be redeemed or converted to capital stock, at the discretion of the Company. The CPECs have a yield payable of 0% per annum. On May 12, 2009, all outstanding Series A, B and C CPECs were converted to capital stock.

In 2010, shares of capital stock were redeemed for total consideration of $27.8 million (comprised of cash and the extinguishment of a loan due from a shareholder of the Parent Company). The consideration in excess of the book value of the capital stock was recorded as a decrease to retained earnings.

On September 9, 2010, the Company issued 113,978 shares of capital stock for consideration of $0.1 million.

On October 13, 2011, the Company issued 43,584,000 shares of capital stock for consideration of $60.0 million. On November 11, 2011, the Company issued one share of capital stock for consideration of $20.0 million, which was allocated one Euro to the Capital stock of the Company and $20.0 million to contributed surplus. On February 13, 2012, the Company issued two shares of capital stock for consideration of $20.0 million, which was allocated two Euros to the Capital stock of the Company and $20.0 million to contributed surplus.